CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,195,351,730	$ 168,361,770	¥ 602,270,607
Restricted cash net of allowance for credit losses of RMB nil and RMB 86,019 as of December 31, 2022 and 2023, respectively (including RMB 398,439,250 and RMB 711,756,581 from Consolidated Trusts and Partnerships as of December 31, 2022 and 2023, respectively)	749,069,826	105,504,278	404,689,250
Accounts receivable and contract assets, net of allowance for credit losses of RMB21,875,166 and RMB9,266,619 as of December 31, 2022 and 2023, respectively (including RMB37,262,868 and RMB54,749,984 from Consolidated Trusts and Partnerships as of December 31, 2022 and 2023, respectively;including RMB327,878,935 and RMB1,096,251 from related parties as of December 31, 2022 and 2023, respectively)	1,659,587,975	233,748,077	1,161,911,740
Loans at fair value (including RMB 120,279,612 and nil from Consolidated Trusts and Partnerships as of December 31, 2022 and 2023, respectively)	0	0	120,279,612
Deposits to institutional cooperators, net of allowance for credit losses of RMB 3,322,575 and RMB 2,649,017 as of December 31, 2022 and 2023, respectively.	1,702,472,396	239,788,222	1,770,317,425
Prepaid expenses and other current assets (including RMB 5,073,797 and nil from Consolidated Trusts and Partnerships as of December 31, 2022 and 2023, respectively)	48,767,987	6,868,827	71,082,341
Deferred tax assets, net	135,957,626	19,149,231	88,428,436
Long-term investments	493,411,355	69,495,536	495,994,880
Financial investments (amortized cost of nil and RMB406,243,877 and allowace for credit losses of nil and nil related to investments accounted under AFS model as of December 31, 2022 and 2023, respectively)	608,198,249	85,662,932	192,619,850
Property and equipment, net	8,642,392	1,217,255	5,861,360
Intangible assets, net	36,810,384	5,184,634	36,549,922
Other non-current assets	55,264,517	7,783,844	67,203,542
TOTAL ASSETS	11,650,024,640	1,640,871,650	8,837,663,448
LIABILITIES
Payable to investors and institutional funding partners at amortized cost (including RMB 2,627,910,203 and RMB 3,584,040,757 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	3,584,040,757	504,801,582	2,627,910,203
Payable to investors at fair value (including RMB 141,288,810 and nil from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	0	0	141,288,810
Guarantee liabilities	61,906,509	8,719,349	0
Financial guarantee derivative (including RMB 107,890,394 and nil from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	0	0	107,890,394
Deferred guarantee income	46,597,143	6,563,070	0
Short-term borrowings (including RMB 20,000,000 and RMB 320,000,000 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	565,000,000	79,578,586	70,208,800
Accrued payroll and welfare (including RMB 12,047,490 and RMB 15,011,080 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	86,770,637	12,221,389	63,681,358
Other taxes payable (including RMB 123,105,603 and RMB 126,900,881 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	289,821,092	40,820,448	255,690,734
Income taxes payable (including income taxes receivable of RMB 1,870,729 and income taxes payable of RMB 28,266,791 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	446,499,777	62,888,178	270,088,963
Deposit payable to channel cooperators	19,700,235	2,774,720	19,700,235
Dividend payable	59,226,084	8,341,819	0
Accrued expenses and other current liabilities (including RMB 102,148,275 and RMB 69,989,510 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	575,727,263	81,089,489	476,034,533
Other non-current liabilities (including RMB 1,937,009 and nil from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2022 and 2023, respectively)	37,571,057	5,291,773	51,193,049
Deferred tax liabilities	30,039,799	4,231,017	721,677
TOTAL LIABILITIES	5,802,900,353	817,321,420	4,084,408,756
Commitments and Contingencies (Note 18)
Equity:
Common shares (US$0.0001 par value; 1,000,000,000 shares authorized as of December 31, 2022 and 2023; 329,117,943 and 329,117,943 shares issued as of December 31, 2022 and 2023; 287,918,569 and 293,553,607 shares outstanding as of December 31, 2022 and 2023)	206,793	29,126	206,793
Treasury stock (41,199,374 and 35,564,336 shares as of December 31, 2022 and 2023)	(111,520,291)	(15,707,305)	(124,596,781)
Additional paid-in capital	3,196,942,284	450,279,902	3,191,193,773
Retained earnings	2,692,018,850	379,162,925	1,622,852,316
Other comprehensive income	69,476,651	9,785,582	63,598,591
TOTAL EQUITY	5,847,124,287	823,550,230	4,753,254,692
TOTAL EQUITY	5,847,124,287	823,550,230	4,753,254,692
TOTAL LIABILITIES AND EQUITY	11,650,024,640	1,640,871,650	8,837,663,448
Xiaoying Housing Loan
ASSETS
Loan receivable, net	8,656,846	1,219,291	10,061,258
Xiaoying Credit Loans And Revolving Loans
ASSETS
Loan receivable, net	¥ 4,947,833,357	$ 696,887,753	¥ 3,810,393,225